Income Taxes, Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Cleco Power [Member]
Components of deferred tax assets and liabilities [Abstract]
Depreciation and property basis differences	$ (941,166)	$ (944,675)
Net operating loss carryforward	(362)	18
Fuel costs	(8,802)	(7,833)
Other comprehensive income	8,021	9,878
Regulated operations regulatory liability, net	(91,734)	(90,122)
Postretirement benefits other than pension	1,288	(3,853)
Other	(35,837)	(6,944)
Accumulated deferred federal and state income taxes, net	(1,068,592)	(1,043,531)
Successor [Member]
Components of deferred tax assets and liabilities [Abstract]
Depreciation and property basis differences	(943,552)
Net operating loss carryforward	54,727
NMTC	89,411
Fuel costs	(8,802)
Other comprehensive income	3,399
Regulated operations regulatory liability, net	(91,734)
Postretirement benefits other than pension	22,733
Merger, fair value adjustment	(124,254)
Other	(34,983)
Accumulated deferred federal and state income taxes, net	$ (1,033,055)
Predecessor [Member]
Components of deferred tax assets and liabilities [Abstract]
Depreciation and property basis differences		(948,597)
Net operating loss carryforward		12,092
NMTC		87,544
Fuel costs		(7,833)
Other comprehensive income		15,774
Regulated operations regulatory liability, net		(90,122)
Postretirement benefits other than pension		11,561
Merger, fair value adjustment		0
Other		(5,522)
Accumulated deferred federal and state income taxes, net		$ (925,103)